As filed with the Securities and Exchange Commission on May 3, 2016.

No. 333-207937
No. 811-23108

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549
_____________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[x]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 6	[x]

Amplify ETF Trust
(Exact Name of Registrant as Specified in Charter)

3250 Lacey Road, Suite 130
 Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (630) 464-7600

Christian Magoon
Amplify ETF Trust
3250 Lacey Road, Suite 130
 Downers Grove, IL 60515
(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	On (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registration Statement relates to Amplify Online Retail ETF, a series of the Registrant.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Downers Grove, and State of Illinois, on May 3, 2016.

Amplify ETF Trust

By:	/s/ Christian Magoon
Christian Magoon
Chairman of the Board of Trustees
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Christian Magoon	President and Chief Executive Officer	May 3, 2016
Christian Magoon

Michael DiSanto*	) Trustee )
	)	By:	/s/ Christian Magoon
John Phillips*	) Trustee )	Christian Magoon Attorney-In-Fact
	)	May 3, 2016
Rick Powers*	) Trustee )
)
Mark Tucker*	) Trustee )
)

*            Original powers of attorney authorizing Christian Magoon and John Phillips to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an exhibit.

Index to Exhibits

(101)            Risk/return summary in interactive data format